Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments

7. Fair Value of Financial Instruments

The fair value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their carrying value because of the short-term nature of these instruments. The carrying value and fair value of other financial instruments are as follows:

	Successor		Predecessor
	March 31, 2013		December 31, 2012
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6 3/8% Senior Notes due 2022	$525.0	$549.9	$525.0	$547.3
Other financing arrangements	62.9	68.5	60.8	69.5

The fair value of our Senior Notes was estimated based on the estimated fair value of these notes at March 31, 2013 and December 31, 2012 which is considered level two of the fair value hierarchy. The estimated fair value of our Senior Notes is based on our external debt rating and estimated interest rate for similar instruments. The fair value of other financing arrangements at March 31, 2013 and December 31, 2012 was calculated using a discounted cash flow model that incorporates current borrowing rates for obligations of similar duration. These fair value measurements are considered Level 3 of the fair value hierarchy.

9. Fair Value of Financial Instruments

The fair value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses approximate their carrying value because of the short-term nature of these instruments. The carrying value and fair value of other financial instruments are as follows:

	December 31, 2012		December 31, 2011
(dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Related party note due on demand	$—	$—	$80.2	$80.2
Related party note due 2018	—	—	400.0	415.1
6 3/8% Senior Notes due 2022	525.0	547.3	—	—
Other financing arrangements	60.8	69.5	48.2	47.5

The fair value of our Senior Notes was estimated based on the market price of these notes at December 31, 2012 which is considered level two of the fair value hierarchy. The fair value of other financing arrangements at December 31, 2012 was estimated by applying our credit spread to the risk-free rate for a similar duration borrowing. As of December 31, 2011, we did not have any outstanding borrowings, so the current borrowing rate was estimated by applying our Parent’s credit spread to the risk-free rate for a similar duration borrowing.

The fair value of other financing arrangements was calculated using a discounted cash flow model that incorporates current borrowing rates for obligations of similar duration. These fair value measurements are considered Level 3 of the fair value hierarchy. The fair value of the related party note due on demand was equal to its carrying value as it bore interest at a current market rate.

Non-recurring Fair Value Measurements

Certain long-lived assets, intangibles and goodwill are required to be measured at fair value on a non-recurring basis subsequent to their initial measurement. These non-recurring fair value measurements generally occur when evidence of impairment has occurred.

As of December 31, 2012, the following assets were measured at fair value:

(dollars in millions)	December 31, 2012	Quoted prices in active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Losses
Customer relationships	$2.8	$—	$—	$2.8	$(1.5)
Buildings and improvements	2.4	—	—	2.4	(11.8)

Impairment losses					$(13.3)

In the second quarter of 2012, the customer relationship intangible obtained in our former GramTel acquisition was deemed impaired. The fair value of this asset was estimated at $2.8 million, resulting in an impairment loss of $1.5 million. The fair value of this asset was estimated by management with the assistance of a third-party valuation specialist. Management estimated the fair value using the income approach, which discounted the expected future earnings attributable to current customer contracts, and includes estimates of future expenses, capital expenditures and a discount rate of 12%. This fair value measurement is considered a Level 3 measurement due to the significance of its unobservable inputs.

In addition, leasehold improvements and other property at GramTel data centers were deemed impaired. Prior to recognizing the impairment, these assets had a net book value of $14.2 million as of June 30, 2012. The fair value of the assets was written down to the estimated fair value of $2.4 million, resulting in an impairment loss of $11.8 million. The fair value of these assets was estimated by management with the assistance of a third-party valuation specialist. Management estimated the fair value using an income approach. Projected discounted cash flows included estimates regarding future revenues and expenses, projected capital expenditures and a discount rate of 12%. This fair value measurement is considered a Level 3 measurement due to the significance of its unobservable inputs.